Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 9,000	$ 371,000	$ 15,000
State [Member]
Income Taxes (Textual)
Net operating loss	1,836,000
Federal [Member]
Income Taxes (Textual)
Net operating loss	843,000
Research and development tax credit	37,000
Japan [Member]
Income Taxes (Textual)
Net operating loss	406,000
California Tax Board [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000